Property, Plant and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Proceeds from disposal of real estate	$ 533,000	$ 1,884,000	$ 3,169,000
Impairment loss recognized	0	0	0
Depreciation expense	46,600,000	43,700,000	43,600,000
Broadcast Solutions [Member]
Property, Plant and Equipment [Line Items]
Proceeds from disposal of real estate		1,900,000	1,000,000
Gain (loss) recognized on the sale		$ 0	(300,000)
Enterprise Connectivity Solutions [Member]
Property, Plant and Equipment [Line Items]
Proceeds from disposal of real estate			2,100,000
Gain (loss) recognized on the sale			$ 0
Industrial Connectivity Segment [Member]
Property, Plant and Equipment [Line Items]
Proceeds from disposal of real estate	400,000
Gain (loss) recognized on the sale	$ (300,000)